Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Loss Per Share
21.	Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2021		2022		2023		2023
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(193,772)	(120,187)	(214,390)	(113,831)	(204,787)	(28,845)	(96,913)	(13,650)

Net loss attributable to EHang Holdings Limited’s ordinary shareholders	(193,772)	(120,187)	(214,390)	(113,831)	(204,787)	(28,845)	(96,913)	(13,650)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted (in thousands of shares)	69,733	43,252	74,917	39,778	82,467	82,467	39,027	39,027

Loss per share – basic and diluted	(2.78)	(2.78)	(2.86)	(2.86)	(2.48)	(0.35)	(2.48)	(0.35)

The Company had potential dilutive securities such as unvested RSUs and options granted. As the Group incurred losses for the years ended December 31, 2021, 2022 and 2023, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested
RSUs excluded from the calculation of diluted net loss per share of the Company were 5,492,295, 3,782,562 and 2,606,391 as of December 31, 2021, 2022 and 2023, respectively.